FINANCIAL INSTRUMENTS - Fair value measurement of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.5	$ 3.7
Financial assets at amortised cost	172.6	217.2
Financial assets	173.1	220.9
Financial liabilities, at fair value	12.3	3.4
Financial liabilities at amortised cost	937.5	817.8
Financial liabilities	949.8	821.2
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	855.4	749.6
Financial liabilities	855.4	749.6
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	47.1	35.1
Financial liabilities	47.1	35.1
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12.3	3.4
Financial liabilities at amortised cost	35.0	33.1
Financial liabilities	47.3	36.5
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0
Financial liabilities at amortised cost	4.6
Financial liabilities	4.6
Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	89.8	86.0
Financial assets	89.8	86.0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.5	3.7
Financial assets at amortised cost	5.7	3.8
Financial assets	6.2	7.5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	72.5	127.4
Financial assets	72.5	127.4
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Level 1 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0
Level 1 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 1 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.5	3.7
Financial liabilities, at fair value	12.3	3.4
Level 2 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12.3	3.4
Level 2 | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	0.0
Level 2 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.5	3.7
Level 2 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Level 3 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Level 3 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 3 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 3 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.0	$ 0.0